Shareholder Fees - VIPAssetManagerPortfolio-InvestorPRO	Apr. 30, 2025 USD ($)
VIPAssetManagerPortfolio-InvestorPRO | VIP Asset Manager Portfolio
Shareholder Fees:
(fees paid directly from your investment)